Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 23, 2021	Sep. 21, 2020	Sep. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Price per warrant					$ 11.50
Proceeds from public offering				$ 690,000,000	$ 690,000,000
Trust Account Per share				$ 10.00	$ 10.00
Trust account, description				maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940,	maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940,
Assets held in the trust account, percentage					80.00%
Voting percentage				50.00%	50.00%
Redeeming share percent				15.00%	15.00%
Business combination redeem price percentage				100.00%	100.00%
Amount held at bank				$ 690,021,213	$ 690,171,366
Loan amount				$ 194,000	$ 194,000
Common Class A [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par value				0.0001	0.0001	$ 0.0001
Warrant [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Share issued price per unit				9.20	$ 9.20
Price per warrant				$ 11.50
PIPE Subscription Agreement [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Shares subscribed	83,500,000
Aggregate purchase price	$ 835,000,000
Aggregate funded amount of subscribed shares	$ 115,000,000
Domestication [Member] | Common Class A [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par value	$ 0.0001
Conversion of stock in connection with the Domestication	each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001, of the Company (after its Domestication) (the “RTP Common Stock”)
Domestication [Member] | Common Class B [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Common stock, par value	$ 0.0001
Conversion of stock in connection with the Domestication	each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into a share of RTP Common Stock
Domestication [Member] | Warrant [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Conversion of stock in connection with the Domestication	each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of RTP Common Stock (“Domesticated RTP Warrant”)
Domestication [Member] | Cayman RTP Units [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Conversion of stock in connection with the Domestication	each then issued and outstanding unit of the Company (the “Cayman RTP Units”) will convert automatically into a share of RTP Common Stock, on a one-for-one basis, and one-fourth of one Domesticated RTP Warrant.
Joby Aero, Inc. [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Business combination, shares value	$ 5,000,000,000
Business combination, per share	$ 10.00
Business combination, number of additional share to be issued	7,500,000
Liquidity [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Amount held at bank				$ 873,000	$ 1,700,000
Working capital amount				719,000	1,800,000
Proceeds from capital contribution				25,000	25,000
Trust Account [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Net tangible assets				$ 5,000,001	$ 5,000,001
Share price (in Dollars per share)				$ 10.00	$ 10.00
IPO [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of initial public offering units		69,000,000	69,000,000
Gross proceeds		$ 690,000,000	$ 690,000,000
Deferred underwriting commissions		$ 24,200,000	$ 24,200,000
Business combination, description				10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements, subject to an annual limit of $500,000, and/or to pay its taxes (less up to $100,000 of interest	10 business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund its working capital requirements, subject to an annual limit of $500,000, and/or to pay its taxes (less up to $100,000 of interest
Over-Allotment [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Issuance of initial public offering units		9,000,000	9,000,000
Offering costs		$ 38,800,000	$ 38,800,000
Gross proceeds		690,000,000	690,000,000
Deferred underwriting commissions		$ 24,200,000	$ 24,200,000
Share issued price per unit		$ 10.00	$ 10.00
Private Placement [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Gross proceeds				$ 17,300,000	$ 17,300,000
Warrants issued				11,533,333	11,533,333
Price per warrant				$ 1.50	$ 1.50
Private Placement [Member] | Common Class A [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Price per warrant				$ 11.50	$ 11.50